Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Prospectus Date		rr_ProspectusDate	Aug. 21, 2015
Reaves Utilities ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return, Heading		rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Investment Objective, Heading		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary		rr_ObjectivePrimaryTextBlock	Reaves Utilities ETF (Ticker: UTES) (the “Fund”) seeks to provide total return through a combination of capital appreciation and income.
Expense, Heading		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees, Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example, Heading		rr_ExpenseExampleHeading	Example.
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests not less than 80% of its total assets in equity securities of companies in the Utility Sector (“Utility Sector Companies”). The Fund considers a company to be a “Utility Sector Company” if the company is a utility or if at least 50% of the company's assets or customers are committed to, or at least 50% of the company's revenues, gross income or profits derive from, the provision of products, services or equipment for the generation or distribution of electricity, gas or water. The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified passive index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

W. H. Reaves & Co., Inc. d/b/a Reaves Asset Management, the Fund's investment sub-adviser (the “Sub-Adviser” or “Reaves Asset Management”), manages the Fund's assets using a value-based, bottom-up stock selection approach. In making investment decisions, the Sub-Adviser primarily focuses on common stocks of Utility Sector Companies that the Sub-Adviser deems to be attractive based on the potential for growth of income and capital appreciation over time. While the Sub-Adviser may consider a number of factors in making investment decisions, the Sub-Adviser generally seeks to acquire Utility Sector Companies that have or reflect one or more of the following characteristics:

•	conservative capital structures;
•	solid balance sheets;
•	history of and/or potential for growing earnings and raising dividends;
•	positive catalysts that may unlock value; or
•	lower-than-market levels of volatility, correlation or similar characteristics.

In evaluating potential investments, the Sub-Adviser may consider, among other things, earnings and cash flow potential, dividend prospects and tax treatment of dividends, strength of business franchises and estimates of net asset value. Investments are added to the Fund's portfolio if they satisfy value-based criteria and the Sub-Adviser believes that they offer potential for short or long-term growth or income, or that they will contribute to the portfolio's risk profile. Investments may be removed from the Fund's portfolio if they exceed the Sub-Adviser's estimates of full value, the Sub-Adviser believes that they are adding inefficient risk to the portfolio, the Sub-Adviser believes that the initial investment thesis fails, or the Sub-Adviser is seeking to raise funds for more attractive opportunities or other purposes. Although the Fund may invest in foreign Utility Sector Companies, including, without limitation, through investments in American Depository Receipts (“ADRs”), the Fund will focus its investments primarily in U.S. Utility Sector Companies. The Fund may invest in securities of issuers of any market capitalization.

Strategy Portfolio Concentration		rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests not less than 80% of its total assets in equity securities of companies in the Utility Sector (“Utility Sector Companies”).
Risk, Heading		rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative		rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following risks:

Market Risk. Market risk refers to the risk that the value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser's control, including the quality of the Fund's investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company's goods and services and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Stocks tend to move in cycles, with periods when stock prices generally rise and periods when they generally decline.

Management Style. The net asset value (“NAV”) of the Fund's Shares changes daily based on the performance of the securities in which it invests. Different types of securities tend to shift into and out of favor with stock market investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser's judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the Fund's share price may be adversely affected.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time.  In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects.

Sector/Industry Risk. The Fund invests a significant portion of its total assets in securities of Utility Sector Companies, which may include companies in the electric, gas, water, telecommunications and infrastructure sectors, as well as other companies engaged in supplying or selling goods and services to such companies. This may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting utilities and companies in these related sectors. As concentration of the Fund's investments in a sector increases, so does the potential for fluctuation in the net asset value of the Fund.

Concentration Risk. The Fund's investments are typically concentrated in companies within Utility Sector Companies. The focus of the Fund's portfolio on Utility Sector Companies may present more risks than if the Fund's portfolio were broadly spread over numerous sectors of the economy.

Specific risks associated with investments in Utility Sector Companies include, without limitation, environmental and conservation considerations, policies and regulations; competition; interest rates; inflation; financing difficulties; technological innovations that may render existing plants, equipment or products obsolete; natural or man-made disasters; costs and availability of services or fuel; changes in taxation; and lengthy delays and greatly increased costs and other problems associated with the design, construction, approval, licensing, regulation and operation of facilities for electric generation, gas production and water treatment and processing.

A downturn in the utilities sectors would have a larger impact on the Fund than on an investment company that does not concentrate solely in Utility Sector Companies. At times, the performance of companies in the utilities sectors may lag the performance of other sectors or the broader market as a whole. As concentration in a sector increases, so does the potential for fluctuation in the net asset value of the Fund's shares.

Small and Medium Capitalization Companies Risk. Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies.  The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general.  Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures.  Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies.  The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

Dividend Yield Risk. While the Fund may hold equity securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Lower priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market. Common equity is subordinated to preferred equity and debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred equity or debt instruments of such issuers.

Tax Risk. The Fund's investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the U.S. tax code, future changes in tax laws and regulations, including changes as a result of the “sunset” provisions that currently apply to the favorable tax treatment of tax-advantaged dividends. There can be no assurance that any portion of the Fund's income distributions will not be fully taxable as ordinary income. The Fund's ability to pursue its investment objective, the value of the Fund's investments and the Fund's net asset value may be adversely affected by changes in tax rates and policies.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Absence of Prior Active Market Risk. Although the Shares in the Fund are approved for listing on the NASDAQ Stock Exchange (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Risks Related to Portfolio Turnover. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other registered investment companies.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses.  High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains.  If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund's taxable distributions.  High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.  See “Federal Income Taxes”.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund's NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund's NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund's NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's Shares have more trading volume and market liquidity and higher if the Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Risk, Lose Money		rr_RiskLoseMoney	you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative		rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.
Performance One Year or Less		rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Performance information for the Fund will be provided once it has annual returns for a full calendar year.
Reaves Utilities ETF | Reaves Utilities ETF
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fee		rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.95%
1 Year		rr_ExpenseExampleYear01	$ 99.75
3 Years		rr_ExpenseExampleYear03	$ 311.39

[1]	Expenses are based on estimated amounts for the current fiscal year. The management fee is structured as a “unified fee”, out of which W. H. Reaves & Co., Inc. d/b/a Reaves Asset Management, the Fund's investment sub-adviser, pays all expenses of the Fund, except for the Sub-Adviser's fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing money; acquired fund fees and expenses; litigation and arbitration expenses; fees for professional services incurred in connection with any litigation or arbitration; and other extraordinary expenses of the Fund.